Business Overview and Basis of Presentation (Details) - USD ($)					6 Months Ended
	Aug. 22, 2024	Feb. 08, 2024	Jan. 19, 2024	Oct. 06, 2023	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	[1]	Sep. 04, 2023	Mar. 31, 2023
Business Overview and Basis of Presentation [Line Items]
Date of incorporated					Aug. 21, 2023
Share capital value (in Dollars)					$ 50,000
Ordinary shares outstanding					25,650,000	25,650,000
Ordinary shares of par value (in Dollars per share)					$ 0.00625	$ 0.00625
Authorized share capital (in Dollars)			$ 500,000
Aggregate shares											147,360
Consideration on net assets (in Dollars)				$ 1,630,695
Stockholders' equity note, stock split	(a) Share consolidated at the ratio of 1:5, i.e. every 5 ordinary shares were consolidated to 1 ordinary share; and(b) Share split at the ratio of 8:1, i.e. every 1 ordinary share was subdivided into 8 ordinary shares.
Authorised share					80,000,000	80,000,000
Mr. Koh [Member]
Business Overview and Basis of Presentation [Line Items]
Percentage of equity interests										100.00%
Common Stock [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares outstanding					25,650,000	24,000,000	24,000,000	24,000,000
Ordinary shares of par value (in Dollars per share)			$ 0.01	$ 0.01	$ 0.00625
Ordinary share			50,000,000		1,650,000
Aggregate shares				50,000
Common Stock [Member] | iOThree Limited [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares outstanding					5,000,000
Ordinary shares of par value (in Dollars per share)					$ 0.01
Common Stock [Member] | Forward Share Consolidation and Share Split [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares outstanding					24,000,000
Authorised share					80,000,000
Common Stock [Member] | Minimum [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary share		100,000
Common Stock [Member] | Maximum [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary share		15,000,000

[1]	Giving retroactive effect to the 24,000,000 shares issued and outstanding following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.